Supplement dated May 2, 2022 to the Wilmington Funds Prospectus dated August 31, 2021, as revised November 17, 2021 (the “Prospectus”)

Effective May 2, 2022, the information in the Prospectus with respect to the Wilmington International Fund will be amended, supplemented, or replaced as follows:

Portfolio Manager Changes

Effective May 2, 2022, Stefan Ewald, CFA, of Berenberg Asset Management LLC (“Berenberg”), a sub-adviser of the Wilmington International Fund (the “Fund”), ceased to be a portfolio manager of the Fund. Mr. Ewald was replaced as portfolio manager on the Fund by Luca Kroschke and Kristen Schlüter, CFA, of Berenberg. Accordingly, all references to Mr. Ewald in the Prospectus are hereby deleted and replaced as described below:

The following supplements and amends certain information on page 7 of the Prospectus under the sub-section entitled “Investment Sub-Advisor”:

Principal Sub-Advisor – Wilmington Trust Investment Advisors, Inc. (“WTIA”)

Regional Sub-Advisors – AllianzGI U.S. LLC (“AllianzGI”), AXA Investment Managers US, Inc. (“AXA IM US Inc.”), Berenberg Asset Management LLC (“Berenberg”), Nikko Asset Management Americas, Inc. (“Nikko”), and Schroder Investment Management North America, Inc. (“Schroders”)

Portfolio Managers	Title	Service Date (with the Fund)
Matthew D. Glaser	Senior Vice President and Head of Equity and Non-Traditional Investments at WTIA	2016

Clement K. Miller, CFA	Senior Vice President and Portfolio Manager at WTIA	2012

Allen E. Choinski, CFA	Senior Vice President and Portfolio Manager at WTIA	2022

Dr. Kai Hirschen, CFA, FRM, CAIA	Portfolio Manager at AllianzGI – High Dividend Europe	2017

Karsten Niemann, CFA	Portfolio Manager at AllianzGI – High Dividend Europe	2017

Thorsten Winkelmann	Portfolio Manager at AllianzGI – Growth Select	2016

Giovanni Trombello, CFA	Portfolio Manager at AllianzGI – Growth Select	2020

Caroline Moleux, CFA	Senior Portfolio Manager at AXA IM US Inc.	2016

Benoist Leveque, CFA	Portfolio Manager at AXA IM US Inc.	2022

Luca Kroschke	Portfolio Manager at Berenberg	2022

Kristen Schlüter, CFA	Portfolio Manager at Berenberg	2022

Toshinori Kobayashi	Lead Portfolio Manager at Nikko	2016

Yu Sato	Back-Up Portfolio Manager at Nikko	2021

Toby Hudson	Fund Manager at Schroders	2016

The following amends information on pages 61-69 of the Prospectus under the sub-section entitled “Specific Risks of Investing in the Funds”:

GEOPOLITICAL RISK

Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, natural gas, or other valuable resources, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects.

The following amends and replaces information on pages 70-71 of the Prospectus under the sub-section entitled “Sub-Advisors”:

Berenberg Asset Management LLC, along with its affiliate Joh. Berenberg, Gossler Co. KG (“Berenberg”) sub-advises a portion of the International Fund. Berenberg is a registered investment advisor under the Advisers Act, with its principal executive office located at 1251 Avenue of the Americas, 53rd Floor, New York, NY 10020. Berenberg provides investment advice in the United States that originates from its participating affiliate, Joh. Berenberg, Gossler & Co. KG (“Joh. Berenberg”). Berenberg will provide these advisory services pursuant to long-standing SEC no-action letters that allows Berenberg to offer the capabilities, infrastructure and expertise of Joh. Berenberg to U.S. prospective clients. As of June 30, 2021, Berenberg has assets under management of approximately $87.6 billion.

The following amends and replaces information on pages 71 of the Prospectus under the sub-section entitled “Portfolio Manager Responsibilities”:

International Fund – Matthew D. Glaser, Clement K. Miller, CFA, and Allen E. Choinski, CFA, manage the portfolio’s overall regional, capitalization, and style allocations in light of global market conditions; selection and monitoring the Fund’s sub-advisors, and allocating among these and ETFs; management of cash inflows and outflows; and evaluation of performance. Dr. Kai Hirschen, CFA, FRM, CAIA, Giovanni Trombello, CFA, Karsten Niemann, CFA and Thorsten Winkelmann are responsible for the day-to-day management of any portion of the Fund allocated to AllianzGI. Benoist Leveque, CFA and Caroline Moleux, CFA, are responsible for the day-to-day management of any portion of the Fund allocated to AXA IM US Inc. Luca Kroschke and Kristen Schlüter are responsible for the day-to-day management of any portion of the Fund allocated to Berenberg. Toshinori Kobayashi and Yu Sato are responsible for the day-to-day management of any portion of the Fund allocated to Nikko. Toby Hudson is responsible for the day-to-day management of any portion of the Fund allocated to Schroders. The sub-advisors decide on capitalization weightings, purchase and sales, and decide on sector and capitalization weightings for the portion of the International Fund that they manage. Each sub-advisor is responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions.

The following amends information on pages 72-73 of the Prospectus under the sub-section entitled “Portfolio Manager Biographies”:

Luca Kroschke is a portfolio manager in the Multi Asset Solutions department. Mr. Kroschke joined the Multi Asset team in 2016 as a portfolio manager responsible for asset management core strategies as well as fund and ETF selection process. Before working as a portfolio manager, Mr. Kroschke completed a dual study program at Berenberg in cooperation with the Hamburg School of Business Administration. As part of his studies, he was assigned to various areas of corporate banking and asset management during the practical phases. Mr. Kroschke is responsible for a number of institutional mandates both as lead and deputy portfolio manager.

Kristen Schlüter, CFA, is a portfolio manager in the Multi Asset Solutions department. Mr. Schlüter joined Berenberg as a portfolio manager in 2018. Within the Multi Asset Solutions department, he is responsible for the development, implementation and management of quantitative investment and risk management processes. Mr. Schlüter is responsible for a number of institutional mandates both as lead and deputy portfolio manager. He earned a B.Sc as well as a M.Sc in Industrial Engineering and Management from Technical University of Darmstadt. During this studies, Mr. Schlüter gained experience in Financial Engineering at Value & Risk Valuation Services GmbH and in Derivatives Sales at UBS AG. Mr. Schlüter was awarded the CFA charter in 2021.

Please keep this Supplement for future reference.

Supplement dated May 2, 2022 to the Wilmington Funds Statement of Additional

Information dated November 17, 2021 (the “SAI”)

Effective May 2, 2022, the information in the SAI with respect to the Wilmington International Fund will be amended, supplemented, or replaced as follows:

Portfolio Manager Changes

Effective May 2, 2022, Stefan Ewald, CFA, of Berenberg Asset Management LLC (“Berenberg”), a sub-adviser of the Wilmington International Fund (the “Fund”), ceased to be a portfolio manager of the Fund. Mr. Ewald was replaced as portfolio manager on the Fund by Luca Kroschke and Kristen Schlüter of Berenberg. Accordingly, all references to Mr. Ewald in the Prospectus are hereby deleted and replaced as described below:

Effective May 2, 2022, the following amends and supplements certain information on page 74-75 of the SAI under the section entitled “Who Manages and Provides Services to the Funds?”, the sub-section entitled “Portfolio Managers” and the sub-sub-section entitled, “Wilmington International Fund/Wilmington Real Asset Fund/Wilmington Global Alpha Equities Fund:

WFMC, INVESTMENT ADVISOR

WTIA, PRINCIPAL SUB-ADVISOR

OTHER ACCOUNTS MANAGED (As of April 30, 2021)

Portfolio Manager/Type of Accounts	Total Number Of Accounts Managed	of Accounts Total Assets (millions)
Matthew D. Glaser
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	3	$342.8
Other Accounts:	0	$157.6

Dollar value range of shares owned in the International Fund:    None.

Dollar value range of shares owned in Real Asset Fund:     None.

Dollar value range of shares owned in Global Alpha Equities Fund:    $10,001 - $50,000.

Portfolio Manager/Type of Accounts	Total Number Of Accounts Managed	of Accounts Total Assets (millions)
Clement K. Miller
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	0	$0
Other Accounts:	0	$0

Dollar value range of shares owned in the International Fund:    None.

Portfolio Manager/Type of Accounts	Total Number Of Accounts Managed	of Accounts Total Assets (millions)
Jordan Strauss
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	2	$169.8
Other Accounts:	0	$0

Dollar value range of shares owned in the Global Alpha Equities Fund:    None.

Dollar value range of shares owned in the Real Asset Fund:    None.

OTHER ACCOUNTS MANAGED (As of March 31, 2022)

Portfolio Manager/Type of Accounts	Total Number Of Accounts Managed	of Accounts Total Assets (millions)
Allen E. Choinski
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	0	$0
Other Accounts:	0	$0

Dollar value range of shares owned in the International Fund:    None.

Effective March 31, 2022, the following amends and supplements certain information on page 81 of the SAI under the section entitled “Who Manages and Provides Services to the Funds?”, the sub-section entitled “Sub-Advisory Services” and the sub-sub-section entitled, “AXA Investment Managers, Inc.(“AXA IM”):

Berenberg Asset Management LLC (As of March 30, 2022)	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
Luca Kroschke
Registered Investment Companies:	3	$202	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts	0	$0	0	$0

Dollar value range of shares owned in the International Fund: None.

Kristen Schlüter
Registered Investment Companies:	10	$605	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts	0	$0	0	$0

Dollar value range of shares owned in the International Fund:    None.

Please keep this Supplement for future reference.